Annual Total Returns - Fidelity® New Jersey Municipal Income Fund [BarChart] - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 - Fidelity® New Jersey Municipal Income Fund - Fidelity New Jersey Municipal Income Fund-Default
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	6.38%
Annual Return 2013	(2.91%)
Annual Return 2014	8.94%
Annual Return 2015	1.98%
Annual Return 2016	0.51%
Annual Return 2017	6.90%
Annual Return 2018	1.46%
Annual Return 2019	8.43%
Annual Return 2020	5.33%
Annual Return 2021	2.39%